Land use right, net (Tables) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2021
Schedule of land use right
	December 31,
	2021	2020
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,364)	(2,214)

Net carrying amount	4,997	5,147

Amortization expense
	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Amortization expense	150	159	149
Future amortization expense
RMB’000

2022	150
2023	150
2024	150
2025	150
2026	150
Thereafter	4,247

Total	4,997
Future amortization expense
RMB’000

2021	159
2022	159
2023	159
2024	159
2025	159
Thereafter	4,352

Total	5,147